VARIABLE
================================================================================
ANNUITY

2000 ANNUAL REPORT

[LOGO]
SECURITY BENEFIT LIFE
INSURANCE COMPANY
A Member of The Security Benefit
Group of Companies

A MESSAGE FROM SECURITY BENEFIT

DEAR VALUED SECURITY BENEFIT GROUP CUSTOMER:

Despite the uncertainties of the stock market,  the year 2000 was an outstanding year for Security Benefit Group. We continued delivering solid financial results in 2000 - record  sales,  revenues,  equity and assets  under  management  - and fortified our financial strength,  thus, enriching our ability to help customers build financially secure futures.

For Security  Benefit Group,  2000 is best described by two words - eventful and exciting.

2000 - AN EVENTFUL YEAR

2000 was an eventful year for our company  because of the major  investments  we made in cutting edge  technology,  innovative  products and our core  retirement plan business - K-12 education professionals.

Throughout  2000,  we invested in  technology  that will  enhance our ability to provide  outstanding  customer  service.  Already  recognized as one of the best providers of customer service in the financial services industry, our goal is to be the best. Bottom line - the  technological  advances we introduce in 2001 are designed to equip our customer service  professionals with the tools to give you the critical information you need to make sound financial decisions.

We also  invested  in a variety of new and  innovative  annuity  and mutual fund products  that blaze an exciting new trail in the financial  services  industry.
Choice and  flexibility  are at the heart of several  creative new products that will be launched throughout 2001.

The highlight of our year,  though,  was being named the  exclusive  provider of retirement plan products and services to the 2.6 million members of the National
Education  Association  (NEA).  Security  Benefit and its  affiliates  have been providing  retirement products and services to K-12 education  professionals for over 30 years - it's our core  business and we plan to continue  focusing on our core  business  for  many,  many  more  years.  The  relationship  with  the NEA reinforces our position in this market segment and strengthens our commitment to the country's largest body of unsung heroes.

2000 - AN EXCITING YEAR

2000 was an exciting  year  because the  investments  that were made in Security
Benefit Group have resulted in a future more  brilliant than ever before and has triggered a strong wave of momentum and enthusiasm throughout the organization.

Our investment  team received  strong  recognition for their ability to generate outstanding  performances.  In particular,  our mid-cap funds,  global fund, and diversified  income fund led the list with our mid-cap investment team receiving recognition  by Mutual  Fund  magazine,  Investors  Business  Daily,  Lipper and others.  That's  exciting!  We also continued to receive top recognition for our outstanding annuity and mutual fund customer service.

Most importantly,  though, we're excited about our future with you. 2001 has the beginnings of another record year for Security Benefit Group.  Thank you for the privilege  of helping you plan and save for your  retirement.  Our  objective is simple  - to be  the  most  customer-focused  company  in the  entire  financial services industry and to help you reach your retirement goals.

Sincerely,

KRIS A. ROBBINS

Kris A. Robbins
President & Chief Executive Officer
Security Benefit Group

BOARD OF DIRECTORS

HOWARD R. FRICKE
Chairman of the Board
Security Benefit Life Insurance Company
Topeka, Kansas

KRIS A. ROBBINS
President and CEO
Security Benefit Life Insurance Company
Topeka, Kansas

SISTER LORETTO MARIE COLWELL
President and CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
Chairman of the Board
Capitol Federal Savings Bank
Topeka, Kansas

STEVEN J. DOUGLASS
Chairman and CEO
Payless ShoeSource
Topeka, Kansas

WILLIAM W. HANNA
Vice Chairman
Koch Industries, Inc.
Wichita, Kansas

JOHN E. HAYES, JR.
Chairman of the Board and CEO (Ret.)
Western Resources, Inc.
Topeka, Kansas

PAT A. LOCONTO
Chief Executive Officer (Ret.)
Deloitte Consulting
New York, New York

FRANK C. SABATINI
Chairman of the Board and CEO
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
Chairman and CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas

NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security  Benefit  Mutual Holding  Company (the
"Mutual  Holding  Company")  will be held on  Tuesday,  June 5, 2001,  at 700 SW
Harrison St.,  Topeka,  Kansas,  at 1:00 p.m. Each owner of an insurance  policy issued by  Security  Benefit  Life  Insurance  Company is a member of the Mutual
Holding  Company and is entitled to vote,  either in person or by proxy,  on all matters  coming  before the meeting.  Proxies are  available  from the corporate secretary and must be returned no later than May 31, 2001.

This report is submitted only for the general  information  of Security  Benefit
Life Variable Annuity  contractowners and participants and is not authorized for distribution to the public.

For More Information Call
1-800-888-2461

www.securitybenefit.com

REPORT OF INDEPENDENT AUDITORS

The Contract Owners of SBL Variable
Annuity Account and The Board of Directors of
Security Benefit Life Insurance Company

We have audited the  accompanying  individual and combined balance sheets of SBL
Variable  Annuity  Account  (comprised  of the  individual  series as  indicated
therein) as of December 31, 2000,  and the related  statements of operations and changes in net assets for the year then ended.  These  financial  statements are the responsibility of Security Benefit Life Insurance Company's management.  Our responsibility  is to express an opinion on these financial  statements based on our audit.

We conducted our audit in accordance with auditing standards  generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2000, by correspondence  with the transfer agent. An audit also includes assessing the accounting  principles used and significant estimates made by management as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material  respects,  the individual and combined  financial  position of the individual  series of SBL Variable Annuity Account at December 31, 2000, and the
individual  and combined  results of their  operations  and changes in their net assets for the period  described above in conformity with accounting  principles generally accepted in the United States.

                                                               Ernst & Young LLP

February 2, 2001

SBL VARIABLE ANNUITY ACCOUNT
==========================================================================================
BALANCE SHEETS                                                           DECEMBER 31, 2000
------------------------------------------------------------------------------------------
ASSETS                           (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)

Investments:
  Security Income Fund - Diversified Income (Series B) - 717,196
    shares at net asset value of $4.66 per share (cost, $3,216)................   $  3,342
  Security Equity Fund (Series E) - 11,535,473 shares at
    net asset value of $8.02 per share (cost, $92,438).........................     92,514
  Security Growth and Income Fund (Series I) - 3,455,014 shares
    at net asset value of $6.34 per share (cost, $26,591)......................     21,905
  Security Ultra Fund (Series U) - 45,965 shares at net
    asset value of $12.67 per share (cost, $471)...............................        582
Mortality guarantee receivable.................................................         41
                                                                                   -------
Combined assets................................................................   $118,384
                                                                                   =======

LIABILITIES AND NET ASSETS

Liabilities - actuarial risk fees payable.........                                $    150

                                                 NUMBER      UNIT
                                                OF UNITS     VALUE     AMOUNT
                                               -------------------------------
Net assets are represented by:
  Series B:
    Accumulation units......................      695,583    $ 4.66    $ 3,241
    Annuity reserves........................       21,630      4.66        101       3,342
                                                                        ------
  Series E:
    Accumulation units......................   11,062,284      8.03     88,847
    Annuity reserves........................      460,144      8.03      3,695      92,542
                                                                        ------
  Series I:
    Accumulation units......................    3,218,535      6.34     20,409
    Annuity reserves........................      214,243      6.34      1,358      21,767
                                                                        ------
  Series U:
    Accumulation units......................       45,549     12.68        578
    Annuity reserves........................          416     12.68          5         583
                                                                        ------
                                                                                   -------
Combined net assets.........................                                       118,234
                                                                                   -------
Combined liabilities and net assets.........                                      $118,384
                                                                                   =======

                                  See accompanying notes.

SBL VARIABLE ANNUITY ACCOUNT
==========================================================================================
STATEMENTS OF OPERATIONS                                      YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------
                                                                            (IN THOUSANDS)

                                    SERIES B   SERIES E    SERIES I   SERIES U   COMBINED
                                    ------------------------------------------------------
Investment income (loss):
  Dividend distributions ........    $ 214     $    ---    $   173     $---      $    387
  Expenses (NOTE 2):
    Mortality and expense
      risk fee ..................      (27)        (808)      (178)      (5)       (1,018)
                                    ------------------------------------------------------
Net investment income (loss) ....      187         (808)        (5)      (5)         (631)

Net realized and unrealized gain
  (loss) on investments:
  Capital gains distributions ...      ---       14,263        ---       62        14,325
  Realized gain (loss)
    on investments ..............     (337)       7,025     (1,166)      73         5,595
  Unrealized gain (loss)
    on investments ..............      422      (35,766)    (1,110)     (39)      (36,493)
                                    ------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments ....       85      (14,478)    (2,276)      96       (16,573)
                                    ------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations ...............    $ 272     $(15,286)   $(2,281)    $ 91      $(17,204)
                                    ======================================================

                                  See accompanying notes.

VARIFLEX
==========================================================================================
STATEMENTS OF
CHANGES IN NET ASSETS                                         YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------
                                                                            (IN THOUSANDS)

                                   SERIES B   SERIES E    SERIES I   SERIES U   COMBINED
                                   -------------------------------------------------------
Increase (decrease)
  in net assets:
  From operations:
    Net investment income (loss)
      (NOTE 3)..................   $  187     $   (808)   $    (5)     $ (5)     $   (631)
    Capital gains distributions
      (NOTE 3)..................      ---       14,263        ---        62        14,325
    Realized gain (loss)
      on investments............     (337)       7,025     (1,166)       73         5,595
    Unrealized gain (loss)
      on investments............      422      (35,766)    (1,110)      (39)      (36,493)
                                   -------------------------------------------------------
  Net increase (decrease)
    in net assets resulting
    from operations.............      272      (15,286)    (2,281)       91       (17,204)

  From contractholder
    transactions (NOTE 3):
    Variable annuity deposits...    3,739        8,375        516       ---        12,630
    Terminations and withdrawals   (4,291)     (26,983)    (4,472)      (86)      (35,832)
    Annuity payments............     (107)      (1,266)      (341)      ---        (1,714)
    Mortality adjustment........       22           99        131       ---           252
                                   -------------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions.     (637)     (19,775)    (4,166)      (86)      (24,664)
                                   -------------------------------------------------------
Net increase (decrease)
  in net assets.................     (365)     (35,061)    (6,447)        5       (41,868)
Net assets at beginning of year.    3,707      127,603     28,214       578       160,102
                                   -------------------------------------------------------
Net assets at end of year.......   $3,342     $ 92,542    $21,767      $583      $118,234
                                   =======================================================

                                  See accompanying notes.

SBL VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

SBL Variable  Annuity  Account (the  Account) is a separate  account of Security
Benefit  Life  Insurance  Company  (SBL).  The Account is  registered  as a unit investment trust under the Investment Company Act of 1940, as amended.  Deposits received  by the  Account are  invested,  as  directed by the owners,  in either
Security  Income Fund - Diversified  Income (Series B - emphasis on a high level of interest income with security of principal), Security Equity Fund (Series E -
emphasis on long-term  capital  appreciation),  Security  Growth and Income Fund
(Series I - emphasis on capital  appreciation with secondary emphasis on income)
or Security Ultra Fund (Series U - emphasis on long-term capital appreciation).

During 2000, the Corporate  Bond Series of Security  Income Fund was merged into the U.S.  Government  Series and  subsequently  changed its name to  Diversified
Income Series.

Under the terms of the investment advisory contracts,  portfolio  investments of the  underlying  mutual funds are made by Security  Management  Company,  LLC, a limited  liability company  controlled by its members,  SBL and Security Benefit
Group, Inc., a wholly-owned subsidiary of SBL.

INVESTMENT VALUATION

Investments  in mutual fund  shares are  carried in the balance  sheet at market value (net asset value of the underlying mutual funds).  Investment transactions are accounted for on the trade date.  Beginning January 1, 2000,  realized gains and losses on sales of investments  are determined  based on the average cost of investments  sold.  Previously,  the first-in,  first-out  method was used. This change in accounting principle had no effect on net assets.

The cost of  investments  purchased and proceeds from  investments  sold for the years ended December 31 were as follows: (In Thousands)

                                                           COST OF     PROCEEDS
                                                          PURCHASES   FROM SALES
                                                          ---------   ----------
Security Income Fund - Diversified Income (Series B)...    $ 3,976     $ 4,426
Security Equity Fund (Series E)........................     24,900      31,321
Security Growth and Income Fund (Series I).............      1,188       5,281
Security Ultra Fund (Series U).........................        252         282

ANNUITY RESERVES

Annuity  reserves  relate to  contracts  that have matured and are in the payout stage.  Such  reserves are computed on the basis of published  mortality  tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout  option  selected is life  contingent,  SBL  periodically recalculates  the required  annuity  reserves,  and any resulting  adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS

Dividend and capital gains  distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective  series.  Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the Account are a part of the operations of SBL. Under current law, no federal  income  taxes are  allocated  by SBL to the  operations  of the
Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally  accepted in the United States  requires  management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

Mortality  and  expense  risks  assumed  by  SBL  are  compensated  for by a fee equivalent to an annual rate of 0.795% of the net asset value of each  contract, of which  0.675%  is for  assuming  mortality  risks  and the  remainder  is for assuming expense risks.

When  applicable,  an amount for state  premium taxes is deducted as provided by pertinent state law either from purchase  payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract charges retained by SBL from the proceeds of sales of annuity contracts were not significant during 2000 and 1999.

3.  SUMMARY OF UNIT TRANSACTIONS (IN THOUSANDS)

                                                                           UNITS
                                                                           -----
    Series B:
      Variable annuity deposits and mortality adjustments...............     829
      Terminations, withdrawals and annuity payments....................     722
      Dividends and capital gains distributions, net of expenses paid...      37
    Series E:
      Variable annuity deposits and mortality adjustments...............     827
      Terminations, withdrawals and annuity payments....................   2,816
      Dividends and capital gains distributions, net of expenses paid...   1,594
    Series I:
      Variable annuity deposits and mortality adjustments...............      94
      Terminations, withdrawals and annuity payments....................     766
      Dividends and capital gains distributions, net of expenses paid...       2
    Series U:
      Variable annuity deposits and mortality adjustments...............     ---
      Terminations, withdrawals and annuity payments....................       7
      Dividends and capital gains distributions, net of expenses paid...       5